Intercompany Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Intercompany Transactions [Abstract]
Intercompany Transactions
(In millions)	2014	2013	2012

Cash from (used for) operating activities-continuing operations
Combined	$33,627	$34,170	$37,495
GE customer receivables sold to GECC	(1,918)	360	(1,809)
GECC dividends to GE	(3,000)	(5,985)	(6,426)
Other reclassifications and eliminations	(486)	537	(307)
	$28,223	$29,082	$28,953
Cash from (used for) investing activities-continuing operations
Combined	$(7,699)	$27,487	$10,470
GE customer receivables sold to GECC	1,766	262	2,005
Other reclassifications and eliminations	212	230	323
	$(5,721)	$27,979	$12,798
Cash from (used for) financing activities-continuing operations
Combined	$(20,151)	$(49,649)	$(56,916)
GE customer receivables sold to GECC	152	(622)	(196)
GECC dividends to GE	3,000	5,985	6,426
Other reclassifications and eliminations	274	(673)	473
	$(16,725)	$(44,959)	$(50,213)